EXPENSES	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of expenses [text block]
Thousands

of U.S. dollars
2019 2020 2021
Supplies
Services

rendered
16,044 25,994 43,774
Leases 15,097 14,678 27,500
Purchases

of materials

3,061 4,266 3,746
Communications

13,718 11,488 15,863
Expenses

with labor

unions
1,951 797 18
Other

16,556 15,053 18,868
Total 66,427 72,276 109,769
Thousands

of U.S. dollars

2019 2020 2021
Employee

benefit

expenses
Salaries

and wages

946,752 788,297 799,613
Social security
120,353 101,911 108,245
Supplementary

pension contributions

2,972 3,111 3,279
Termination

benefits

36,065 24,262 23,028
Other welfare

costs
(*) 194,889 142,827 168,503
Total 1,301,031 1,060,408 1,102,668
(*) "Other welfare costs" as

of December

31, 2019, 2020

and 2021

primarily comprise

employee benefits

as food

tickets expenses, transport

expenses

and health

Insurance.
Thousands

of U.S. dollars
2019 2020 2021
Depreciation

and amortization
Intangible assets

(Note 6)

57,226 46,981 60,069
Property,

plant and equipment

(Note 9)
30,049 26,683 24,891
Right-of-use

assets

(Note 10)
53,507 47,256 48,268
Total 140,782 120,920 133,228
25) EXPENSES
a) Supplies

Details of

amounts recognized

under “Supplies”

during the

years ended December

31, 2019,

2020 and 2021

are as follow:
b) Employee

benefit expenses

Details

of

amounts

recognized

under

“Employee

benefit

expenses”

during

the

years ended

December

31,

2019,

2020

and

2021

are as
follow:
c) Depreciation

and amortization

The depreciation

and amortization

expenses for

the years ended

December

31,

2019, 2020 and 2021

are as

follow: